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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 27.7%
39,500,000		Barton Capital LLC, 0.193%,due 10/03/12	$39,499,576	3.8
1,000,000		Concord Minutemen Capital Co., 0.602%,due 02/07/13	997,850	0.1
16,500,000		Concord Minutemen Capital Co., 0.692%,due 01/02/13	16,470,589	1.6
1,500,000		Concord Minutemen Capital Co., 0.702%,due 10/02/12	1,499,976	0.1
26,750,000		Concord Minutemen Capital Co., 0.854%,due 10/01/12	26,750,000	2.6
2,000,000		Crown Point Capital Co., 0.501%,due 10/02/12	1,999,972	0.2
21,250,000		Crown Point Capital Co., 0.692%,due 01/02/13	21,212,122	2.0
22,250,000		Crown Point Capital Co., 0.854%,due 10/01/12	22,250,000	2.2
17,500,000		Jupiter Securitization Company LLC, 0.321%,due 02/06/13	17,480,089	1.7
28,000,000		Jupiter Securitization Company LLC, 0.331%,due 03/05/13	27,960,217	2.7
19,000,000		Old Line Funding LLC, 0.240%,due 10/01/12	19,000,000	1.8
15,000,000		Old Line Funding LLC, 0.331%,due 03/15/13	14,977,313	1.4
11,672,000		Old Line Funding LLC, 0.351%,due 01/14/13	11,660,085	1.1
9,250,000		Thunder Bay Funding LLC, 0.270%,due 10/01/12	9,250,000	0.9
11,500,000		Thunder Bay Funding LLC, 0.321%,due 02/28/13	11,484,667	1.1
9,000,000		Thunder Bay Funding LLC, 0.331%,due 01/03/13	8,992,245	0.9
15,500,000		Thunder Bay Funding LLC, 0.351%,due 01/18/13	15,483,574	1.5
20,750,000		Variable Funding Capital, 0.200%,due 10/15/12	20,748,386	2.0
		Total Asset Backed Commercial Paper
		(Cost $287,716,661)	287,716,661	27.7
CERTIFICATE OF DEPOSIT: 3.7%
9,000,000		Deutsche Bank NY, 0.633%,due 10/19/12	9,000,000	0.9
1,000,000		Royal Bank of Canada NY, 0.670%,due 11/14/12	1,000,476	0.1
7,000,000		Royal Bank of Canada NY, 0.740%,due 10/02/12	7,010,879	0.7
21,000,000		Toronto Dominion Bank NY, 0.290%,due 01/02/13	21,000,000	2.0
		Total Certificate of Deposit
		(Cost $38,011,355)	38,011,355	3.7
FINANCIAL COMPANY COMMERCIAL PAPER: 14.6%
450,000		ANZ National Int’l Ltd., 0.300%,due 01/25/13	449,565	0.0
10,000,000		ASB Finance Ltd. London, 0.562%,due 02/28/13	9,976,667	1.0
500,000	#	Australia & New Zealand Banking Group Ltd., 0.494%,due 08/16/13	500,180	0.0
39,250,000		Bank of New York Mellon Corp., 0.096%,due 10/03/12	39,249,791	3.8
10,500,000		Deutsche Bank Financial LLC, 0.430%,due 10/02/12	10,499,875	1.0
24,000,000		JPMorgan Chase & Co., 0.381%,due 10/04/12	24,000,000	2.3
6,750,000		Rabobank USA Financial Corp, 0.491%,due 11/08/12	6,746,509	0.7
12,750,000		Rabobank USA Financial Corp, 0.521%,due 10/03/12	12,749,632	1.2
8,250,000		Standard Chartered Bank, 0.547%,due 10/02/12	8,249,875	0.8
20,250,000		Toronto Dominion Holdings USA, 0.150%,due 10/09/12	20,249,325	2.0
18,500,000		Westpac Securities NZ Ltd., 0.501%,due 01/02/13	18,476,104	1.8
250,000		Westpac Securities NZ Ltd., 2.000%,due 10/01/12	250,000	0.0
		Total Financial Company Commercial Paper
		(Cost $151,397,523)	151,397,523	14.6
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 18.7%
125,000,000		Deutsche Bank Repurchase Agreement dated 09/28/2012, 0.200%, due 10/01/2012, $125,002,083 to be received upon repurchase (Collateralized by $126,955,000, various U.S. Gov’t Securities, 0.300% - 1.100%, Market Value plus accrued interest $127,500,354 due 09/09/2012 - 09/29/2017)	125,000,000	12.1

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
GOVERNMENT AGENCY REPURCHASE AGREEMENT (continued)
69,000,000		Goldman Sachs Repurchase Agreement dated 09/28/2012, 0.180%, due 10/01/2012, $69,001,035 to be received upon repurchase (Collateralized by $70,379,000, various U.S. Gov’t Securities, 0.000% - 0.019%, Market Value plus accrued interest $70,380,819 due 09/25/2013-02/13/2015)	$69,000,000	6.6
		Total Government Agency Repurchase Agreement
		(Cost $194,000,000)	194,000,000	18.7
OTHER COMMERCIAL PAPER: 0.4%
4,000,000		Toyota Motor Credit Corp., 0.603%,due 01/15/13	3,992,933	0.4
		Total Other Commercial Paper
		(Cost $3,992,933)	3,992,933	0.4
OTHER INSTRUMENT: 0.7%
7,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.143%,due 10/01/12	7,000,000	0.7
		Total Other Instrument
		(Cost $7,000,000)	7,000,000	0.7
OTHER NOTE: 22.5%
8,250,000	#	American Honda Finance, 0.684%,due 11/20/12	8,250,000	0.8
9,250,000	#	American Honda Finance, 0.705%,due 10/17/12	9,250,000	0.9
2,800,000	#	ANZ National International Ltd., 6.200%,due 07/19/13	2,921,160	0.3
15,420,000	#	ANZ National Int’l Ltd., 2.375%,due 12/21/12	15,482,415	1.5
500,000		ANZ National Int’l Ltd., 6.200%,due 07/19/13	520,125	0.0
4,000,000		Australia & New Zealand Banking Group Ltd., 1.514%,due 06/18/13	4,018,677	0.4
5,520,000	#	Australia & New Zealand Banking Group Ltd., 2.400%,due 01/11/13	5,548,740	0.5
10,400,000	#	Commonwealth Bank of Australia, 1.250%,due 11/20/12	10,407,199	1.0
3,500,000	#	Fosse Master Issuer PLC, 0.400%,due 10/20/12	3,500,000	0.3
1,250,000		General Electric Capital Corp., 0.344%,due 10/22/12	1,248,797	0.1
912,000		General Electric Capital Corp., 4.800%,due 05/01/13	933,868	0.1
7,250,000		General Electric Capital Corp., 5.250%,due 10/19/12	7,265,447	0.7
1,250,000		General Electric Co., 5.000%,due 02/01/13	1,268,361	0.1
750,000		JPMorgan Chase & Co., 1.077%,due 11/27/12	751,564	0.1
10,715,000		JPMorgan Chase & Co., 5.375%,due 10/01/12	10,715,000	1.0
3,000,000		JPMorgan Chase Bank NA, 0.339%,due 10/22/12	2,994,290	0.3
750,000		JPMorgan Chase Bank NA, 0.525%,due 10/18/12	750,000	0.1
643,000		JPMorgan Chase Bank, 0.350%,due 11/23/12	642,669	0.1
1,000,000		JPMorgan Chase Bank, 0.350%,due 11/26/12	999,456	0.1
500,000		JPMorgan Chase Bank, 0.351%,due 11/08/12	499,815	0.0
10,500,000	#	Motor PLC, 0.683%,due 09/25/13	10,500,000	1.0
600,000		Rabobank Nederland, 0.703%,due 10/11/12	600,068	0.1
4,000,000		Rabobank Nederland, 3.375%,due 02/19/13	4,043,739	0.4
15,250,000	#	Royal Bank of Canada, 0.460%,due 10/01/12	15,250,000	1.5
16,500,000	#	Svenska Handelsbanken AB, 0.439%,due 01/04/13	16,500,000	1.6
14,000,000	#	Svenska Handelsbanken AB, 0.608%,due 10/05/12	14,000,000	1.4
8,750,000		Toyota Motor Credit Corp., 0.532%,due 10/25/12	8,750,000	0.8
11,750,000		Toyota Motor Credit Corp., 0.658%,due 10/11/12	11,750,000	1.1
10,500,000		Wells Fargo & Co., 5.250%,due 10/23/12	10,531,500	1.0
30,750,000		Wells Fargo Bank NA, 0.443%,due 12/22/12	30,750,000	3.0
4,250,000		Westpac Banking Corp, 0.597%,due 10/28/12	4,250,737	0.4
18,500,000		Westpac Banking Corp, 0.667%,due 10/28/12	18,500,000	1.8
		Total Other Note
		(Cost $233,393,627)	233,393,627	22.5
TREASURY DEBT: 3.0%
31,000,000		Treasury Bill, 0.110%,due 12/27/12	30,991,759	3.0
		Total Treasury Debt
		(Cost $30,991,759)	30,991,759	3.0

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
TREASURY REPURCHASE AGREEMENT: 8.2%
77,852,000		Deutsche Bank Repurchase Agreement dated 09/28/2012, 0.150%, due 10/01/2012, $77,852,973 to be received upon repurchase (Collateralized by $77,733,700, USTR, 1.000%, Market Value plus accrued interest $79,409,132 due 08/31/2016)	$77,852,000	7.5
7,000,000		Morgan Stanley Repurchase Agreement dated 09/28/2012, 0.200%, due 10/01/2012, $7,000,117 to be received upon repurchase (Collateralized by $7,098,800, USTR, 0.750%, Market Value plus accrued interest $7,140,092 due 08/15/2013)	7,000,000	0.7
		Total Treasury Repurchase Agreement
		(Cost $84,852,000)	84,852,000	8.2
		Total Investments in Securities
		(Cost $1,031,355,858)*	$1,031,355,858	99.5
		Assets in Excess of Other Liabilities	5,003,139	0.5
		Net Assets	$1,036,358,997	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Certificate of Deposit	$—	$38,011,355	$—	$38,011,355
Government Agency Repurchase Agreement	—	194,000,000	—	194,000,000
Treasury Debt	—	30,991,759	—	30,991,759
Mutual Funds	—	2,542,192	—	2,542,192
Treasury Repurchase Agreement	—	84,852,000	—	84,852,000
Other Commercial Paper	—	3,992,933	—	3,992,933
Asset Backed Commercial Paper	—	287,716,661	—	287,716,661
Financial Company Commercial Paper	—	151,397,523	—	151,397,523
Other Note	—	233,393,627	—	233,393,627
Other Instrument	7,000,000	—	—	7,000,000
Total Investments, at fair value	$7,000,000	$1,026,898,050	$—	$1,033,898,050

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012